GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 57.5%
Capital Markets – 29.2%(a)
Apollo Investment Corp.	11,670	$96,511
Ares Capital Corp.	11,059	154,273
Bain Capital Specialty Finance, Inc.	10,215	104,193
Barings BDC, Inc.	19,799	158,392
BlackRock TCP Capital Corp.	14,542	142,657
Cohen & Steers, Inc.	3,286	183,162
FS KKR Capital Corp.	8,394	133,129
Golub Capital BDC, Inc.	11,210	148,420
Hercules Capital, Inc.	14,541	168,239
Main Street Capital Corp.	4,720	139,570
New Mountain Finance Corp.	14,905	142,492
Oaktree Specialty Lending Corp.	37,384	180,939
Prospect Capital Corp.	31,139	156,629
Sixth Street Specialty Lending, Inc.	9,538	164,149
Solar Capital Ltd.	9,855	156,202
Total Capital Markets		2,228,957
Energy Equipment & Services – 0.8%
USA Compression Partners LP(b)	6,351	63,573
Equity Real Estate Investment Trust (REIT) – 1.4%
Apple Hospitality REIT, Inc.	10,932	105,057
Mortgage Real Estate Investment Trust (REIT) – 16.4%
AGNC Investment Corp.	9,926	138,071
Annaly Capital Management, Inc.	18,371	130,801
Apollo Commercial Real Estate Finance, Inc.	9,381	84,523
ARMOUR Residential REIT, Inc.	9,996	95,062
Chimera Investment Corp.	8,344	68,421
Granite Point Mortgage Trust, Inc.	9,458	67,057
Invesco Mortgage Capital, Inc.	10,175	27,574
KKR Real Estate Finance Trust, Inc.	8,520	140,836
MFA Financial, Inc.	22,430	60,112
PennyMac Mortgage Investment Trust	7,760	124,703
Redwood Trust, Inc.	10,662	80,178
Starwood Property Trust, Inc.	7,017	105,887
TPG RE Finance Trust, Inc.	8,535	72,206
Two Harbors Investment Corp.	11,775	59,935
Total Mortgage Real Estate Investment Trust (REIT)		1,255,366
Oil, Gas & Consumable Fuels – 9.7%
Black Stone Minerals LP(b)	8,640	53,050
BP Midstream Partners LP(b)	7,109	70,450
Crestwood Equity Partners LP(b)	3,488	43,460
Energy Transfer LP(b)	8,428	45,680
Holly Energy Partners LP(b)	4,843	58,746
MPLX LP(b)	4,255	66,974
NuStar Energy LP(b)	4,161	44,190
PBF Logistics LP(b)	5,250	42,787

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP(b)	5,774	$34,528
SFL Corp. Ltd. (Norway)	7,499	56,167
Shell Midstream Partners LP(b)	5,441	51,472
Sunoco LP(b)	3,561	86,853
Williams Cos., Inc. (The)	4,597	90,331
Total Oil, Gas & Consumable Fuels		744,688
Total Common Stocks
(Cost $6,259,751)		4,397,641
INVESTMENT COMPANIES – 41.5%
Aberdeen Global Premier Properties Fund	37,172	171,363
Aberdeen Total Dynamic Dividend Fund	27,129	215,404
Advent Convertible and Income Fund	15,684	216,596
BlackRock Enhanced Global Dividend Trust	22,066	211,172
BlackRock Enhanced International Dividend Trust	41,744	219,991
BlackRock Resources & Commodities Strategy Trust	30,570	181,892
Clough Global Opportunities Fund	25,216	235,517
Nuveen Floating Rate Income Fund	24,365	202,473
Nuveen Floating Rate Income Opportunity Fund	24,661	202,220
Tri-Continental Corp.	8,546	221,598
Voya Global Equity Dividend and Premium Opportunity Fund	38,365	189,907
Voya Infrastructure Industrials and Materials Fund	20,555	195,478
Western Asset Global High Income Fund, Inc.	24,395	235,168
Western Asset High Income Fund II, Inc.	36,351	232,646
Western Asset High Income Opportunity Fund, Inc.	48,540	237,846
Total Investment Companies
(Cost $3,441,360)		3,169,271
Total Investments – 99.0%
(Cost $9,701,111)		7,566,912
Other Assets in Excess of Liabilities – 1.0%		74,543
Net Assets – 100.0%		$7,641,455

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

September 30, 2020 (Unaudited)

(a)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Master Limited Partnership (“MLP”)

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$4,397,641	$–	$–	$4,397,641
Investment Companies	3,169,271	–	–	3,169,271
Total	$7,566,912	$–	$–	$7,566,912

As of September 30, 2020, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.